Label	Element	Value
BNY Mellon International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

August 1, 2023

BNY MELLON ETF TRUST

BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
(each, a “Fund,” and together, the “Funds”)

Supplement to Current Prospectus, Summary Prospectuses
and Statement of Additional Information (“SAI”)

Effective on or about November 15, 2023 (the “Effective Date”), each Fund’s investment objective, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

BNY Mellon International Equity ETF

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon International Equity ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

2. The “Fund Summary – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

3. The second paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the second paragraph of the “Fund Details – Goal and Approach – BNY Mellon International Equity ETF” section of the Prospectus are deleted and replaced with the following:

The Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR is a free float market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large- and mid-capitalization companies. The index’s universe of eligible securities includes equity securities issued by developed market companies (excluding the United States), listed on a developed market exchange, and that meet certain tradability requirements. To determine if a company is a developed market company, the index considers the company’s country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each developed market country are included in the index. As of May 10, 2023, the index considers the following countries to be developed market countries (excluding the United States): Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom. The index reconstitutes semi-annually in May and November. As of June 30, 2023, the index was comprised of 1,063 securities.

4. The fourth paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the fifth paragraph of the “Fund Details – Goal and Approach – BNY Mellon International Equity ETF” section of the Prospectus are deleted and replaced with the following:

In seeking to track the index, the fund’s assets may be concentrated in (i.e., more than 25% of the fund’s assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. In addition, a significant portion of the fund’s assets will generally be focused in a country or region to the extent the index is focused in a particular country or region. As of June 30, 2023, the index had significant exposure to issuers located in Japan and the European region.

Risk [Heading]	rr_RiskHeading	5. The following is added to the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus:
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	1. All references to the “Morningstar® Developed Markets ex-US Large Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR.”
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

1. All references to the “Morningstar® Developed Markets ex-US Large Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR.”

BNY Mellon International Equity ETF | Midsize company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of midsize companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon International Equity ETF | Financials sector risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	6. The “Financials sector risk,” “REIT risk,” and “Preferred stock risk” discussions are removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.
BNY Mellon International Equity ETF | REIT risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	6. The “Financials sector risk,” “REIT risk,” and “Preferred stock risk” discussions are removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.
BNY Mellon International Equity ETF | Preferred stock risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	6. The “Financials sector risk,” “REIT risk,” and “Preferred stock risk” discussions are removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.